Summary of accounting policies - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Machinery and equipment		$ 9,062	$ 8,535
Leasehold improvements		4,302	4,148
Furniture, fixtures, computer equipment and software		10,080	6,111
Construction-in-progress		1,111	2,511
Total		24,555	21,305
Accumulated depreciation		(17,300)	(13,882)
Property and equipment, net	$ 6,914	$ 7,255	$ 7,423
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Minimum [Member] | Furniture Fittings And Computer Equipment Net [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		8 years
Maximum [Member] | Furniture Fittings And Computer Equipment Net [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		7 years